Annual Operating Expenses {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-07 - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	1.02%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.28%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.